Commitments and Pledges (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Pledges [Abstract]
Schedule of Future Lease Payables Under Non-cancellable Value and Short-Term Leases Contracted for at the Balance Sheet Date but not Recognized as Liabilities	The future minimum lease payables under non-cancellable low value and short-term leases contracted for at the balance sheet date but not recognised as liabilities are as follows:

EUR'000	2025	2024	2023
Not later than one year	16,483	117	1,090
Between one and five years	229	219	4,984
	16,712	336	6,074

Schedule of Remaining Instalments for the Newbuilds Vessels

Millions	P-Class	M-Class	A-Class	Total
Contract amount in EUR	220	—	299	519
Contract amount in USD	390	655	794	1,839
Total Contract amount translated to EUR	573	600	981	2,154
Remaining commitments, newbuilds vessels:
Commitment amount in EUR	—	—	40	40
Commitment amount in USD	—	—	496	496
Remaining commitment translated to EUR at 31 December 2025	—	—	462	462
Commitment amount in EUR	—	—	105	105
Commitment amount in USD	193	425	724	1,342
Remaining commitment translated to EUR at 31 December 2024	185	409	801	1,395
Commitment amount in EUR	69	—	105	174
Commitment amount in USD	390	524	426	1,340
Remaining commitment translated to EUR at 31 December 2023	421	474	490	1,385